Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Other Intangible Assets [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company's goodwill for the years ended December 31, 2014 and 2013 are as follows:

	2014	2013

	(U.S. $ in millions)
Goodwill as of January 1	$1,195.9	$822.5
Goodwill impairment charges	(102.5)	-
Goodwill acquired	233.3	372.0
Translation differences	(3.2)	1.4
Goodwill as of December 31	$1,323.5	$1,195.9

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	December 31, 2014		December 31, 2013
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

	(U.S. $ in thousands)
Developed technology	$497,416	$106,466	$447,842	$54,029
Patents	15,209	8,136	14,065	6,523
Trademarks and trade names	60,046	9,519	59,019	3,817
Customer relationships	148,338	26,219	100,679	10,793
Non-compete agreements	10,843	3,952	10,354	1,249
Capitalized software development costs	17,290	14,423	16,612	13,828
In process research and development	17,476	-	63,998	-
	766,618	$168,715	712,569	$90,239
Accumulated amortization	168,715		90,239
Net book value of other intangible assets	$597,903		$622,330

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of December 31, 2014, estimated amortization expense relating to intangible assets currently subject to amortization for each of the next five years and thereafter was as follows:

U.S. $ in thousands
Year ending December 31,
2015	$88,095
2016	85,499
2017	83,742
2018	77,836
2019	71,910
Thereafter	173,345
Total	$580,427